Lease liabilities (Tables)	12 Months Ended
Aug. 31, 2025
Lease Liabilities
Schedule of lease liabilities

Amount
As at August 31, 2023	$101
Additions	1,311
Accretion of lease liabilities (Notes 21 and 26)	3
Lease payments	(72)
As at August 31, 2024	$1,343
Additions	2,344
Accretion of lease liabilities (Notes 21 and 26)	351
Lease payments	(1,229)
Foreign exchange gain	(2)
As at August 31, 2025	$2,807

	August 31, 2025	August 31, 2024
Current portion of lease liabilities	$1,201	$401
Lease liabilities	1,606	942
Balance at end of year	$2,807	$1,343

Schedule of recognized in the statement of income and comprehensive income

	For the year ended August 31,
	2025	2024
Depreciation expense for right-of-use assets (Note 8)	$858	$56
Accretion of lease liabilities (Notes 21 and 26)	351	3
Total amount	$1,209	$59

Schedule of lease commitments

Amount
Not later than one month	$139
Later than one month and not later than three months	246
Later than three months and not later than one year	1,110
Later than one year and not later than five years	1,694
Total undiscounted lease commitments	$3,189